SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 154,419	$ 126,126
Depreciation and amortization	985	1,029
Net income (loss)	28,941	(10,098)
Total assets	184,174	113,427
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Depreciation and amortization	37	41
Net income (loss)	(760)	(1,345)
Total assets	10,739	16,144
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	114,001	113,840
Depreciation and amortization	698	670
Net income (loss)	9,241	(10,130)
Total assets	107,368	60,077
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	40,418	12,286
Depreciation and amortization	250	318
Net income (loss)	20,460	1,377
Total assets	$ 66,067	$ 37,206